SHARE BASED COMPENSATION (Details 2) (USD $)	12 Months Ended
Mar. 31, 2014
Options outstanding at the end of the period
Number of Shares	4,214,667
Exercise Price per Share (in dollars per share)	$ 2.72
Remaining Contractual Life	4 years 8 months 5 days
Options exercisable as of the end of the period
Number of Shares	2,745,207
Exercise Price per Share (in dollars per share)	$ 2.84
Remaining Contractual Life	2 years 1 month 2 days
Exercise price one
Options outstanding at the end of the period
Number of Shares	1,312,600
Exercise Price per Share (in dollars per share)	$ 2.26
Remaining Contractual Life	1 year 1 month 6 days
Options exercisable as of the end of the period
Number of Shares	1,312,600
Exercise Price per Share (in dollars per share)	$ 2.26
Remaining Contractual Life	1 year 1 month 6 days
Exercise price two
Options outstanding at the end of the period
Number of Shares	674,000
Exercise Price per Share (in dollars per share)	$ 3.60
Remaining Contractual Life	1 year 8 months 12 days
Options exercisable as of the end of the period
Number of Shares	674,000
Exercise Price per Share (in dollars per share)	$ 3.60
Remaining Contractual Life	1 year 8 months 12 days
Exercise price three
Options outstanding at the end of the period
Number of Shares	250,000
Exercise Price per Share (in dollars per share)	$ 3.60
Remaining Contractual Life	2 years 7 months 6 days
Options exercisable as of the end of the period
Number of Shares	250,000
Exercise Price per Share (in dollars per share)	$ 3.60
Remaining Contractual Life	2 years 7 months 6 days
Exercise price four
Options outstanding at the end of the period
Number of Shares	101,000
Exercise Price per Share (in dollars per share)	$ 3.60
Remaining Contractual Life	3 years 8 months 12 days
Options exercisable as of the end of the period
Number of Shares	101,000
Exercise Price per Share (in dollars per share)	$ 3.60
Remaining Contractual Life	3 years 8 months 12 days
Exercise price five
Options outstanding at the end of the period
Number of Shares	100,000
Exercise Price per Share (in dollars per share)	$ 4.75
Remaining Contractual Life	3 years 6 months
Options exercisable as of the end of the period
Number of Shares	100,000
Exercise Price per Share (in dollars per share)	$ 4.75
Remaining Contractual Life	3 years 6 months
Exercise price six
Options outstanding at the end of the period
Number of Shares	7,607
Exercise Price per Share (in dollars per share)	$ 2.69
Remaining Contractual Life	4 years 10 months 24 days
Options exercisable as of the end of the period
Number of Shares	7,607
Exercise Price per Share (in dollars per share)	$ 2.69
Remaining Contractual Life	4 years 10 months 24 days
Exercise price seven
Options outstanding at the end of the period
Number of Shares	300,000
Exercise Price per Share (in dollars per share)	$ 2.12
Remaining Contractual Life	6 years
Options exercisable as of the end of the period
Number of Shares	300,000
Exercise Price per Share (in dollars per share)	$ 2.12
Remaining Contractual Life	6 years
Exercise price eight
Options outstanding at the end of the period
Number of Shares	1,469,460
Exercise Price per Share (in dollars per share)	$ 2.50
Remaining Contractual Life	9 years 6 months
Options exercisable as of the end of the period
Exercise Price per Share (in dollars per share)	$ 2.50
Remaining Contractual Life	9 years 6 months